Earnings per Common Share (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per Common Share [Abstract]
Earnings adjustment for cupons paid on Additional Tier 1 Notes in April, before tax	€ 479	€ 363	€ 349